Average Annual Total Returns - AST Investment Grade Bond Portfolio	No Share Class 1 Year	No Share Class 5 Years	No Share Class 10 Years	Bloomberg Barclays 5-10 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays 5-10 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays 5-10 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	16.47%	7.03%	6.09%	9.73%	5.31%	4.88%